Fair Value Measurements - Additional Information (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Assets held in the Trust Account	$ 276,020,334
Proceeds From Interest Received	0
Public [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3 to level 1	13,616,000
Private Placement [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3 to level 1	$ 7,419,733